Financial instruments - Movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	£ (578)
At the end of the period	(483)	£ (481)
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(149)	(167)
Net (losses)/gains included in the income statement	(7)	2
Net (losses)/gains included in exchange in other comprehensive income	(4)	15
Net (losses)/gains included in retained earnings	(12)	1
Acquisitions	0	0
Settlement of liabilities	3	1
At the end of the period	(169)	(148)
Contingent consideration recognised on acquisition of businesses
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(429)	(249)
Net (losses)/gains included in the income statement	18	(17)
Net (losses)/gains included in exchange in other comprehensive income	(9)	27
Net (losses)/gains included in retained earnings	0	0
Acquisitions	0	(181)
Settlement of liabilities	106	87
At the end of the period	(314)	(333)
Contingent consideration recognised on acquisition of businesses | Casamigos Acquisition
Disclosure of fair value measurement of liabilities [line items]
At the end of the period	0	(80)
Contingent consideration recognised on acquisition of businesses | Aviation Gin and Davos Brands
Disclosure of fair value measurement of liabilities [line items]
At the end of the period	(163)	(172)
Contingent consideration recognised on acquisition of businesses | Lone River Ranch Water brand
Disclosure of fair value measurement of liabilities [line items]
At the end of the period	£ (51)	£ 0